UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002

                 Check here if Amendment |_|; Amendment Number:

                        This Amendment (Check only one):

                           |_| is a restatement.
                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:      Thomas W. Smith
      Address:   323 Railroad Avenue   Greenwich    CT        06830
                 (Street)              (City)       (State)   (Zip)

      Form 13F File Number: 28-1909

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:   Thomas W. Smith
      Title:  Investment Manager
      Phone:  203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

August 14, 2002
[Date]

Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this [ ] report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:            1
         Form 13F Information Table Entry Total:       35
         Form 13F Information Table Value Total:       $965,521 (thousands)

List of Other Included Managers:

No.              Form 13F File No.:                          Name:
---              -----------------                           ----
01               28-3444                                     Thomas N. Tryforos

                           FORM 13F INFORMATION TABLE


                               TITLE
                               OF                      VALUE       SHARES/ SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
      NAME OF ISSUER           CLASS   CUSIP          (x$1000)     PRN AMT PRN   CALL  DSCRETN    MANAGERS      SOLE   SHARED   NONE
      --------------           -----   -----          --------     ------- ---   ----  -------    --------      ----   ------   ----
COMMERCE BANCORP, INC.         COM     200519106        32045       725000 SH           OTHER         01       725000
COPART, INC.                   COM     2172041061        8310       511959 SH           SOLE                   511959
COPART, INC.                   COM     2172041061       42166      2598000 SH           OTHER         01      2598000
CREDIT ACCEPTANCE CORP         COM     225310101         4017       319600 SH           SOLE                   319600
CREDIT ACCEPTANCE CORP         COM     225310101        51242      4076500 SH           OTHER         01      4076500
CATALINA MARKETING             COM     148867104         3356       118920 SH           SOLE                   118920
CATALINA MARKETING             COM     148867104        71402      2530200 SH           OTHER         01      2530200
CONSECO, INC.                  COM     208464107          496       247937 SH           SOLE                   247937
CONSECO, INC.                  COM     208464107         4901      2450571 SH           OTHER         01      2450571
INDYMAC MORTGAGE HOLDINGS INC  COM     4566071001         454        20000 SH           SOLE                    20000
IRON MOUNTAIN, INC.            COM     46284P104        15547       503944 SH           SOLE                   503944
IRON MOUNTAIN, INC.            COM     46284P104       142531      4620120 SH           OTHER         01      4620120
KEANE INC.                     COM     4866651023           7          600 SH           SOLE                      600
KEANE INC.                     COM     4866651023       23833      1922000 SH           OTHER         01      1922000
MEMBERWORKS INC.               COM     5860021070        2579       139188 SH           SOLE                   139188
MEMBERWORKS INC.               COM     5860021070       23185      1251200 SH           OTHER         01      1251200
MENS WAREHOUSE, INC.           COM     587118100000     14716       577100 SH           OTHER         01       577100
MOBILE MINI, INC.              COM     60740f105          625        36535 SH           SOLE                    36535
MOBILE MINI, INC.              COM     60740f105        12003       701900 SH           OTHER         01       701900
ORTHODONTIC CTRS. OF AMER.     COM     68750P103         9408       408170 SH           SOLE                   408170
ORTHODONTIC CTRS. OF AMER.     COM     68750P103        58229      2526200 SH           OTHER         01      2526200
PRE-PAID LEGAL SERVICES. INC.  COM     7400651007        7063       354901 SH           SOLE                   354901
PRE-PAID LEGAL SERVICES. INC.  COM     7400651007       55334      2780600 SH           OTHER         01      2780600
SCP POOL CORPORATION           COM     784028102          369        13300 SH           SOLE                    13300
SCOTTS COMPANY                 COM     8101861065        4800       105733 SH           SOLE                   105733
SEI INVESTMENTS                COM     784117103        27453       974530 SH           SOLE                   974530
SEI INVESTMENTS                COM     784117103       200591      7120714 SH           OTHER         01      7120714
STATE STREET CORPORATION       COM     8574771031         665        12010 SH           SOLE                    12010
UNITED RENTALS, INC.           COM     9113631090        7733       354740 SH           SOLE                   354740
UNITED RENTALS, INC.           COM     9113631090       47722      2189100 SH           OTHER         01      2189100
WALT DISNEY COMPANY            COM     2546871060         242        10497 SH           SOLE                    10497
WHOLE FOOD MARKET, INC.        COM     9668371068       11206       232400 SH           SOLE                   232400
WHOLE FOOD MARKET, INC.        COM     9668371068       64253      1332500 SH           OTHER         01      1332500
WORLD ACCEPTANCE CORP.         COM     981419104          796        94800 SH           SOLE                    94800
WORLD ACCEPTANCE CORP.         COM     981419104        16242      1933600 SH           OTHER         01      1933600